Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Shares used in basic EPS calculation	68,163,000	66,434,000	65,840,000
Incremental Weighted Average Shares Attributable to Dilutive Effect [Abstract]
Restricted stock units	957,000	1,006,000	866,000
Stock options and other stock-based awards	0	2,000	29,000
Shares used in diluted EPS calculation	69,120,000	67,442,000	66,735,000
Repurchases of common stock, value		$ 46,189	$ 49,787
Stock Compensation Plan [Member]
Incremental Weighted Average Shares Attributable to Dilutive Effect [Abstract]
Repurchases of common stock, shares	527,497
Repurchases of common stock, value	$ 62,900
Treasury Stock Repurchase, price per share	$ 119.33
Stock Repurchase Program 2011 [Member]
Incremental Weighted Average Shares Attributable to Dilutive Effect [Abstract]
Repurchases of common stock, shares	0	0	0
Stock Repurchase Program, Number of Shares Authorized to be Repurchased	1,000,000
Stock Repurchase Program 2012 [Member]
Incremental Weighted Average Shares Attributable to Dilutive Effect [Abstract]
Repurchases of common stock, shares		467,500	563,221
Repurchases of common stock, value		$ 46,200	$ 49,800
Treasury Stock Repurchase, price per share		$ 98.80	$ 88.40
Stock Repurchase Program, Authorized Amount			$ 100,000